Investment Objectives and Goals - Guardian Total Return Bond VIP Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Total Return Bond VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return with an emphasis on high current income as well as capital appreciation.